Current Receivables	12 Months Ended
Jun. 30, 2020
Statement [LineItems]
Current Receivables
NOTE 8. CURRENT RECEIVABLES

	Consolidated
	June 30, 2020 A$	June 30, 2019 A$
GST and VAT receivables	171,834	267,703
Accounts receivable and R&D grants receivable	3,121,858	4,926,423

	3,293,692	5,194,126

Due to the short-term nature of these receivables, the carrying value is assumed to be their fair value at June 30,
2020
. No receivables were impaired or past due.